Cost of sales of goods and services, without considering depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information of cost of sale of goods and services
(a)	The cost of sales of goods is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	18,748	22,667	30,031

Cost of production
Services provided by third parties	239,804	166,227	185,028
Direct labor	106,022	77,781	67,704
Consumption of materials and supplies	104,063	93,407	94,929
Short-term and low-value leases	39,747	26,794	29,329
Maintenance and repair	22,903	21,601	21,099
Insurance	20,823	16,946	16,118
Electricity and water	14,707	28,729	21,510
Transport	11,763	13,589	13,528
Other	14,912	4,510	6,404
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	(6,487)	3,851	(1,071)
Total cost of production	568,257	453,435	454,578
Final balance of finished goods and products in process	(18,523)	(18,748)	(33,624)
Write – off of products in process	—	—	10,957
Final balance of finished goods and products in process, net of depreciation and amortization	(18,523)	(18,748)	(22,667)
Cost of sales of goods, without considering depreciation and amortization	568,482	457,354	461,942

See related accounting policies in Note 2.4(x).

Sociedad Minera Cerro Verde S.A.A.
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information about cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Materials and supplies	917,531	982,616	915,323
Property plant and equipment depreciation (see Note 7)	571,852	530,199	489,700
Labor (a)	501,678	381,761	343,575
Third-party services	239,547	279,923	246,247
Energy	209,925	249,039	243,549
Change in work in process inventory	49,764	13,538	(1,358)
Variable lease payments, low-value and short-term leases	19,775	17,741	13,369
Depreciation on right-of-use assets (see Note 7)	11,152	11,117	12,708
OEFA and OSINERGMIN contributions (b)	8,208	8,015	9,308
Supplementary Retirement Fund contribution (c)	7,861	7,467	6,371
Loss on materials obsolescence, net (see note 5(a))	6,897	12,496	4,053
Management fees	3,227	3,098	2,540
Intangible amortization	2,342	2,342	2,342
Change in finished goods inventory	2,110	14,165	(10,368)
WIP stockpile write-offs (see Note 5(b))	—	1,527	7,668
Cost related to COVID-19 pandemic	—	—	43,672
Other costs	36,910	48,475	45,439

	2,588,779	2,563,519	2,374,138
(a)

For the year ended December 31, 2024, labor includes an expense of US$138.4 million related to profit sharing (US$130.9 million and US$118.2 million for the year ended December 31, 2023, and 2022 respectively). In October 2024, the Company reached new four - year collective labor agreement (CLA) with one of its two unions and recorded nonrecurring charges of US$30.6 million in third quarter 2024 associated with the new CLA. The agreement follows the successful completion of a new CLA with the second union in April 2024 for which the Company recorded nonrecurring charges of US$66.5 million.

(b)

The Company is subject to OEFA and OSINERGMIN royalties. These funds are used by these agencies as part of their operating budgets for investment supervision in energy and mining, as well as the environment. The calculation for the OSINERGMIN royalty is 0.14% of invoiced sales and the calculation for the OEFA royalty is 0.10% of invoiced sales for the year 2024, 2023 and 2022.

(c)

On July 9, 2011, Law No. 29741 was published, through which the contribution to the Mining, Metallurgical and Steelworks Supplementary Retirement Fund was created. These resources constitute a social security retirement fund for mining, metallurgical and steelworkers. The Mining Supplementary Retirement Fund is applicable to the Company and is calculated based on 0.5% of the annual taxable profit.